Long-Term Restricted Deposit	12 Months Ended
Dec. 31, 2015
Long-Term Restricted Deposit [Abstract]
Long-Term Restricted Deposit

Note 8 - Long-Term Restricted Deposit

In October 2012, the Company was required to post an appeal bond of $729 with the United States District Court for the District of Minnesota ("the Court"), in order to stay collection of the contempt judgment pending resolution of the appeal. The bond accrued interest at the US Treasury Bill daily rate. Following the successful conclusion to this contempt appeal on February 9, 2015, the bond was returned. See Note 14(C).